INTANGIBLE ASSETS AND GOODWILL - Key Assumptions of Goodwill Impairment (Details) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period of cash flows used in long-term growth estimate of value in use	60 years	75 years
Pipelines
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Average annual pre-tax cash flow ($ millions)	$ 1,845
After-tax discount rate (percent)	7.70%
Long-term growth rate (percent)	1.60%
Increase in after-tax discount rate (percent)	0.024
Facilities
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Average annual pre-tax cash flow ($ millions)	$ 1,500
After-tax discount rate (percent)	7.60%
Long-term growth rate (percent)	1.80%
Increase in after-tax discount rate (percent)	0.010
Marketing & New Ventures
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Average annual pre-tax cash flow ($ millions)	$ 418
After-tax discount rate (percent)	9.70%
Long-term growth rate (percent)	2.30%
Increase in after-tax discount rate (percent)	0.040